Financial instruments (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Schedule of Carrying Value of Financial Instruments by Categories

The carrying value of financial instruments by categories as at March 31, 2023 is as follows:

			Fair value through other comprehensive income
	Fair value through profit or loss		Mandatory		Designated upon initial recognition		Amortized cost		Total
Financial Assets:
Cash and cash equivalents (Refer to Note 11)	₹	-	₹	-	₹	-	₹	91,880	₹	91,880
Investments (Refer to Note 8)
Equity Instruments		3,773		-		15,647		-		19,420
Fixed maturity plan mutual funds		1,300		-		-		-		1,300
Short-term mutual funds		40,262		-		-		-		40,262
Non-convertible debentures		-		146,296		-		-		146,296
Government securities		-		9,422		-		-		9,422
Commercial papers		-		18,624		-		-		18,624
Certificate of deposits		-		16,828		-		-		16,828
Bonds		-		54,025		-		-		54,025
Inter corporate and term deposits		-		-		-		23,775		23,775
Other financial assets
Trade receivables (Refer to Note 9)		-		-		-		127,213		127,213
Unbilled receivables		-		-		-		60,515		60,515
Other financial assets (Refer to Note 12)		-		-		-		15,426		15,426
Derivative assets (Refer to Note 19)		1,101		-		772		-		1,873
	₹	46,436	₹	245,195	₹	16,419	₹	318,809	₹	626,859
Financial Liabilities:
Trade payables and other liabilities
Trade payables and accrued expenses (Refer to Note 15)	₹	-	₹	-	₹	-	₹	89,054	₹	89,054
Other financial liabilities (Refer to Note 16)		-		-		-		6,790		6,790
Loans, borrowings and bank overdrafts (Refer to Note 14)		-		-		-		150,093		150,093
Lease liabilities		-		-		-		24,573		24,573
Derivative liabilities (Refer to Note 19)		470		-		2,534		-		3,004
	₹	470	₹	-	₹	2,534	₹	270,510	₹	273,514

The carrying value of financial instruments by categories as at March 31, 2024 is as follows:

			Fair value through other comprehensive income
	Fair value through profit or loss		Mandatory		Designated upon initial recognition		Amortized cost		Total
Financial Assets:
Cash and cash equivalents (Refer to Note 11)	₹	-	₹	-	₹	-	₹	96,953	₹	96,953
Investments (Refer to Note 8)
Equity Instruments		4,404		-		15,830		-		20,234
Fixed maturity plan mutual funds		1,395		-		-		-		1,395
Short-term mutual funds		71,686		-		-		-		71,686
Non-convertible debentures		-		154,407		-		-		154,407
Government securities		-		7,030		-		-		7,030
Commercial papers		-		11,845		-		-		11,845
Bonds		-		28,195		-		-		28,195
Inter corporate and term deposits		-		-		-		38,008		38,008
Other financial assets
Trade receivables (Refer to Note 9)		-		-		-		119,522		119,522
Unbilled receivables		-		-		-		58,345		58,345
Other financial assets (Refer to Note 12)		-		-		-		16,086		16,086
Derivative assets (Refer to Note 19)		390		-		968		-		1,358
	₹	77,875	₹	201,477	₹	16,798	₹	328,914	₹	625,064
Financial Liabilities:
Trade payables and other liabilities
Trade payables and accrued expenses (Refer to Note 15)	₹	-	₹	-	₹	-	₹	88,566	₹	88,566
Other financial liabilities (Refer to Note 16)		-		-		-		7,257		7,257
Loans, borrowings and bank overdrafts (Refer to Note 14)		-		-		-		141,466		141,466
Lease liabilities		-		-		-		23,183		23,183
Derivative liabilities (Refer to Note 19)		329		-		233		-		562
	₹	329	₹	-	₹	233	₹	260,472	₹	261,034

Summary of Offsetting Other Financial Assets and Trade Payable and Other Financial Liabilities

The following table contains information on other financial assets and trade payable and other financial liabilities subject to offsetting:

	As at March 31, 2023						As at March 31, 2024
	Gross amounts recognized		Gross amounts of recognized financial liabilities set off		Net amounts recognized		Gross amounts recognized		Gross amounts of recognized financial liabilities set off		Net amounts recognized
Trade receivables - non-current	₹	863	₹	-	₹	863	₹	4,045	₹	-	₹	4,045
Trade receivables - current		134,053		(7,703)		126,350		125,624		(10,147)		115,477
Other financial assets - non-current		6,330		-		6,330		5,550		-		5,550
Other financial assets - current		9,096		-		9,096		10,536		-		10,536
Unbilled receivables		62,690		(2,175)		60,515		61,055		(2,710)		58,345
	₹	213,032	₹	(9,878)	₹	203,154	₹	206,810	₹	(12,857)	₹	193,953

	As at March 31, 2023						As at March 31, 2024
	Gross amounts recognized		Gross amounts of recognized financial liabilities set off		Net amounts recognized		Gross amounts recognized		Gross amounts of recognized financial liabilities set off		Net amounts recognized
Trade payables and accrued expenses	₹	98,932	₹	(9,878)	₹	89,054	₹	101,423	₹	(12,857)	₹	88,566
Other financial liabilities - non-current		2,649		-		2,649		4,985		-		4,985
Other financial liabilities - current		4,141		-		4,141		2,272		-		2,272
	₹	105,722	₹	(9,878)	₹	95,844	₹	108,680	₹	(12,857)	₹	95,823

Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis

The following table presents fair value hierarchy of assets and liabilities measured at fair value on a recurring basis:

	As at March 31, 2023								As at March 31, 2024
	Fair value measurements at reporting date								Fair value measurements at reporting date
	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Assets
Derivative instruments:
Cash flow hedges	₹	772	₹	-	₹	772	₹	-	₹	968	₹	-	₹	968	₹	-
Others		1,101		-		1,101		-		390		-		390		-
Investments:
Short-term mutual funds		40,262		40,262		-		-		71,686		71,686		-		-
Fixed maturity plan mutual funds		1,300		-		1,300		-		1,395		-		1,395		-
Equity instruments		19,420		99		-		19,321		20,234		108		-		20,126
Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds		245,195		1,256		243,939		-		201,477		1,282		200,195		-

Liabilities
Derivative instruments:
Cash flow hedges	₹	(2,534)	₹	-	₹	(2,534)	₹	-	₹	(233)	₹	-	₹	(233)	₹	-
Others		(470)		-		(470)		-		(329)		-		(329)		-
Liability on written put options to non-controlling interests		-		-		-		-		(4,303)		-		-		(4,303)
Contingent consideration		(3,053)		-		-		(3,053)		(429)		-		-		(429)

Summary of Methods and Assumptions were used to Estimate the Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of the level 2 financial instruments included in the above table.

Financial instrument	Method and assumptions
Derivative instruments (assets and liabilities)

The Company enters into derivative financial instruments with various counterparties, primarily banks with investment grade credit ratings. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward contracts and foreign exchange option contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black Scholes models (for option valuation), using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates, interest rate curves and forward rate curves of the underlying. As at March 31, 2024, the changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

Investment in non-convertible debentures, government securities, commercial papers, certificate of deposits and bonds	Fair value of these instruments is derived based on the indicative quotes of price and yields prevailing in the market as at reporting date.
Investment in fixed maturity plan mutual funds	Fair value of these instruments is derived based on the indicative quotes of price prevailing in the market as at reporting date.

The following methods and assumptions were used to estimate the fair value of the level 3 financial instruments included in the above table.

Financial instrument	Method and assumptions
Investment in equity instruments	Fair value of these instruments is determined using market approach primarily based on market multiples method.
Contingent consideration and liability on written put options to non-controlling interest	Fair value of these instruments is determined using valuation techniques which includes inputs relating to risk-adjusted revenue and operating profit forecast.

Summary of Changes in Level 3 Assets and Liabilities

The following table presents changes in Level 3 assets and liabilities for the year ended March 31, 2023 and 2024:

Investment in equity instruments	As at March 31,
	2023		2024
Balance at the beginning of the year	₹	16,324	₹	19,321
Additions		2,093		1,277
Disposals (1)(2)		(632)		(416)
Unrealized gain/(loss) recognized in consolidated statement of income		(2)		(136)
Gain/(loss) recognized in other comprehensive income		291		(485)
Translation adjustment		1,247		565
Balance at the end of the year	₹	19,321	₹	20,126

(1) During the year ended March 31, 2023, the Company sold its shares in Vicarious FPC, Inc. and Harte Hanks Inc. at a fair value of ₹ 1,150 and recognized a cumulative gain of ₹ 30 in other comprehensive income.

(2) During the year ended March 31, 2024, the Company sold its shares in Moogsoft (Herd) Inc. at a fair value of ₹ 179 and recognized a cumulative loss of ₹ 91 in other comprehensive income.

Contingent consideration	As at March 31,
	2023		2024
Balance at the beginning of the year	₹	(4,329)	₹	(3,053)
Additions		(1,662)		-
Reversals (1)		1,671		1,300
Payouts		1,784		1,294
Finance expense (recognized)/reversed in consolidated statement of income		(131)		55
Translation adjustment		(386)		(25)
Balance at the end of the year	₹	(3,053)	₹	(429)

(1) Towards change in fair value of earn-out liability as a result of changes in estimates of revenue and earnings over the earn-out period.

Liability on written put options to non-controlling interests	As at March 31,
	2023		2024
Balance at the beginning of the year	₹	-	₹	-
Addition through Business combination (Refer to Note 7)		-		(4,238)
Finance expense recognized in consolidated statement of income		-		(33)
Translation adjustment		-		(32)
Balance at the end of the year	₹	-	₹	(4,303)

Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding

The following table presents the aggregate contracted principal amounts of the Company's derivative contracts outstanding:

							(in million)
	As at March 31,
	2023				2024
	Notional		Fair value		Notional		Fair value
Designated derivative instruments
Sell: Forward contracts	USD	977	₹	(262)	USD	1,349	₹	264
		€94	₹	(497)		€11	₹	10
		£138	₹	(728)		£17	₹	16
	AUD	89	₹	9	AUD	15	₹	15

Range forward option contracts	USD	1,157	₹	(19)	USD	730	₹	192
		€49	₹	(112)		€129	₹	59
		£60	₹	(69)		£86	₹	(11)
	AUD	34	₹	29	AUD	57	₹	10

Interest rate swaps	INR	4,750	₹	(113)	INR	4,750	₹	(71)
	USD	-	₹	-	USD	225	₹	233

Non-designated derivative instruments
Sell: Forward contracts (1)	USD	1,550	₹	736	USD	1,158	₹	(31)
		€171	₹	(176)		€195	₹	119
		£129	₹	(100)		£72	₹	44
	AUD	56	₹	69	AUD	55	₹	30
	SGD	14	₹	1	SGD	26	₹	12
	ZAR	43	₹	(7)	ZAR	97	₹	4
	CAD	69	₹	(25)	CAD	61	₹	(1)
	SAR	147	₹	(6)	SAR	188	₹	(2)
	CHF	9	₹	5	CHF	-	₹	-
	QAR	4	₹	(2)	QAR	5	₹	(2)
	TRY	30	₹	(1)	TRY	86	₹	(1)
	NOK	13	₹	6	NOK	20	₹	2
	OMR	1	₹	^	OMR	2	₹	^
	SEK	3	₹	^	SEK	-	₹	-
	JPY	784	₹	6	JPY	3,975	₹	32
	DKK	33	₹	(4)	DKK	33	₹	3
	AED	20	₹	^	AED	22	₹	^
	CNH	1	₹	^	CNH	11	₹	3
	MXN	-	₹	-	MXN	212	₹	(35)
	COP	-	₹	-	COP	8,120	₹	(5)
	MYR	-	₹	-	MYR	20	₹	(2)
	RON	-	₹	-	RON	80	₹	(9)
	BHD	-	₹	-	BHD	^	₹	^
	HKD	-	₹	-	HKD	80	₹	^
	CRC	-	₹	-	CRC	3,380	₹	(19)
	NZD	-	₹	-	NZD	2	₹	2

Buy: Forward contracts	AED	5	₹	^	AED	-	₹	-
	NOK	12	₹	^	NOK	-	₹	-
	QAR	4	₹	2	QAR	29	₹	10
	ZAR	7	₹	1	ZAR	-	₹	-
	PLN	26	₹	13	PLN	39	₹	(6)
	SEK	-	₹	-	SEK	39	₹	(5)
	USD	-	₹	-	USD	4	₹	1
	CHF	-	₹	-	CHF	5	₹	(29)
	TWD	-	₹	-	TWD	40	₹	(2)
	BRL	-	₹	-	BRL	67	₹	(5)
	RON	-	₹	-	RON	91	₹	(9)
	CAD	-	₹	-	CAD	49	₹	(4)
		€-	₹	-		€7	₹	(5)
	CNH	-	₹	-	CNH	126	₹	(5)
	RMB	-	₹	-	RMB	25	₹	(6)
		£-	₹	-		£2	₹	^
	KWD	-	₹	-	KWD	^	₹	^
	AUD	-	₹	-	AUD	2	₹	^

Range forward option contracts	USD	30	₹	31	USD	-	₹	-

Interest rate swaps	USD	200	₹	82	USD	-	₹	-

			₹	(1,131)			₹	796

^ Value is less than 1

(1) USD 1,550 and USD 1,158 includes USD/PHP sell forward of USD 77 and USD 167 as at March 31, 2023 and 2024, respectively.

Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges

The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2023		2024
Balance as at the beginning of the year	₹	1,943	₹	(1,762)

Changes in fair value of effective portion of derivatives		(4,839)		1,461
Deferred cancellation gain/(loss), net		-		40
Net (gain)/loss reclassified to statement of income on occurrence of hedged transactions (1)		1,134		1,016
Ineffective portion of derivative instruments classified to consolidated statement of income		-		18
Gain/(loss) on cash flow hedging derivatives, net	₹	(3,705)	₹	2,535

Balance as at the end of the year	₹	(1,762)	₹	773
Deferred tax asset/(liability) thereon		359		(195)
Balance as at the end of the year, net of deferred taxes	₹	(1,403)	₹	578

(1) Includes net (gain)/loss reclassified to revenue of ₹ 2,471 and ₹ 898 for the year ended March 31, 2023, and 2024, respectively; net (gain)/loss reclassified to cost of revenues of ₹ (1,337) and ₹ 221 for the year ended March 31, 2023, and 2024, respectively; net (gain)/loss reclassified to finance expenses of ₹ Nil and ₹ (167) for the year ended March 31, 2023, and 2024, respectively and net (gain)/loss reclassified to finance and other income of ₹ Nil and ₹ 64 for the year ended March 31, 2023, and 2024, respectively.

Summary of Foreign Currency Risk from Non-derivative Financial Instruments

The below table presents foreign currency risk from non-derivative financial instruments as at March 31, 2023 and 2024:

	As at March 31, 2023
	US$		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies (1)		Total
Trade receivables	₹	42,312	₹	13,758	₹	8,911	₹	2,317	₹	1,567	₹	5,661	₹	74,526
Unbilled receivables		19,372		3,050		2,360		1,431		393		1,719		28,325
Contract assets		4,597		7,081		3,077		632		180		1,193		16,760
Cash and cash equivalents		10,048		5,810		2,448		1,288		2,643		4,244		26,481
Other financial assets		40,039		1,066		1,234		136		130		1,690		44,295
Lease Liabilities		(4,022)		(2,998)		(457)		(175)		(118)		(1,765)		(9,535)
Trade payables, accrued expenses and other financial liabilities		(26,726)		(11,417)		(6,120)		(1,329)		(1,482)		(3,285)		(50,359)
Non-derivative financial assets/ (liabilities), net	₹	85,620	₹	16,350	₹	11,453	₹	4,300	₹	3,313	₹	9,457	₹	130,493

(1) Other currencies reflect currencies such as Saudi Riyal, Singapore Dollar and Japanese Yen.

	As at March 31, 2024
	US$		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies (1)		Total
Trade receivables	₹	35,193	₹	12,315	₹	8,644	₹	2,556	₹	819	₹	4,198	₹	63,725
Unbilled receivables		18,104		3,427		3,250		1,694		599		2,615		29,689
Contract assets		3,849		6,004		2,341		495		112		525		13,326
Cash and cash equivalents		19,008		4,672		1,068		782		3,441		3,320		32,291
Other financial assets		12,549		1,428		197		207		785		1,818		16,984
Lease Liabilities		(2,976)		(2,764)		(183)		(155)		(137)		(1,269)		(7,484)
Trade payables, accrued expenses and other financial liabilities		(27,161)		(15,370)		(9,533)		(1,624)		(920)		(3,045)		(57,653)
Non-derivative financial assets/ (liabilities), net	₹	58,566	₹	9,712	₹	5,784	₹	3,955	₹	4,699	₹	8,162	₹	90,878

(1) Other currencies reflect currencies such as Saudi Riyal, United Arab Emirates Dirham and Japanese Yen.

Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date

The table below provides details regarding the remaining contractual maturities of significant financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2023
	Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total Cashflows		Interest included in total cash flows		Carrying value
Loans, borrowings and bank overdrafts (1)	₹	91,743	₹	924	₹	63,015	₹	-	₹	155,682	₹	(5,589)	₹	150,093
Lease Liabilities (1)		9,620		7,130		7,233		3,087		27,070		(2,497)		24,573
Trade payables and accrued expenses		89,054		-		-		-		89,054		-		89,054
Derivative liabilities		2,825		153		26		-		3,004		-		3,004
Other financial liabilities (2)		4,192		1,587		951		410		7,140		(350)		6,790

	As at March 31, 2024
	Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total Cashflows		Interest included in total cash flows		Carrying value
Loans, borrowings and bank overdrafts (1)	₹	81,157	₹	938	₹	63,019	₹	-	₹	145,114	₹	(3,648)	₹	141,466
Lease Liabilities (1)		10,377		6,670		5,504		3,690		26,241		(3,058)		23,183
Trade payables and accrued expenses		88,566		-		-		-		88,566		-		88,566
Derivative liabilities		558		4		-		-		562		-		562
Other financial liabilities (2)		2,272		601		2,513		2,790		8,176		(919)		7,257

(1) Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.

(2) Includes future cash outflow towards estimated interest on contingent consideration and liability on written put options to non-controlling interests.

Summary of Balanced View of Liquidity and Financial Indebtedness

The balanced view of liquidity and financial indebtedness is stated in the table below. The management for external communication with investors, analysts and rating agencies uses this calculation of the net cash position:

	As at March 31,
	2023		2024
Cash and cash equivalents	₹	91,880	₹	96,953
Investments - current		309,232		311,171
Loans, borrowings and bank overdrafts		(150,093)		(141,466)
	₹	251,019	₹	266,658